RATE SHEET SUPPLEMENT
Transamerica Structured Index Advantage® Income Annuity
Issued by Transamerica Life Insurance Company
Rate Sheet Supplement Dated September 30, 2026
to the Prospectus and Initial Summary Prospectus Dated May 6, 2026
This Rate Sheet Supplement (or this “supplement”) applies to the Transamerica Structured Index Advantage® Income Annuity (the “Policy”). Certain terms used in this supplement have special meanings. If a special term is not defined in this supplement, it has the meaning given to it in the Policy’s prospectus. If you would like another copy of a Rate Sheet Supplement, or the prospectus or summary prospectus for the Policy, please call us at (800) 525-6205 or visit our website at www.transamerica.com. These materials are also available on the Securities and Exchange Commission’s EDGAR system at www.sec.gov (SEC File No. 333-291187).
The Policy is issued with a benefit rider referred to as the “Income Advantage Rider.” The Income Advantage Rider for your Policy will include the terms of your Guaranteed Lifetime Withdrawal Benefit (including the optional step-up benefit, if elected). You must select either a single life or joint life payment option for the GLWB. The Income Advantage Rider will also include the terms of the optional Additional Death Benefit, if elected. The optional step-up benefit for the GLWB and the Additional Death Benefit may be elected for additional ongoing charges.
We are issuing this Rate Sheet Supplement to provide terms applicable to new Income Advantage Riders, including:
  For the Guaranteed Lifetime Withdrawal Benefit (or GLWB): Issue Age restrictions, Minimum Benefit Age, Guaranteed Lifetime Withdrawal Rider Fee Percentage (for the optional step-up benefit), and Withdrawal Percentages. Available terms may differ depending on whether you choose a single or joint life payment option, and whether you select the optional step-up benefit.
  For the optional Additional Death Benefit: Issue Age restrictions, Additional Death Benefit Factor, and Additional Death Benefit Fee Percentages.
The effective date of this Rate Sheet Supplement is October 15, 2026. As of its effective date, this Rate Sheet Supplement supersedes any prior Rate Sheet Supplement. This Rate Sheet Supplement will remain in effect until it is superseded upon the effective date of a new Rate Sheet Supplement. A new Rate Sheet Supplement will be made available at least 10 Business Days prior to its effective date.
In order to receive the terms disclosed in this supplement, please note the following:
  For new Policies, this supplement must be in effect on the date that your Policy application is signed (the “application date”). In addition, we must receive your completed application no later than 7 calendar days after the application date, and the Policy must be fully funded no later than 60 calendar days after the application date. If these conditions are not met, your application will be considered not in good order and additional paperwork may be required to issue the Policy with the applicable terms in effect at that time.
  For existing Policies that are eligible for a Rider Reset, if you wish to exercise a Rider Reset, we must receive your Rider Reset request in good order while this supplement is in effect. If your Rider Reset request is received in good order after this supplement is no longer in effect, you will receive the terms reflected in the Rate Sheet Supplement in effect at that time.

The terms applicable to your Income Advantage Rider will not change for the life of your rider, except as follows:
  If you elect the optional step-up benefit for the GLWB, your Guaranteed Lifetime Withdrawal Rider Fee Percentage will be subject to change if a step-up occurs after the third (3rd) Rider Year. In such circumstances, your Guaranteed Lifetime Withdrawal Rider Fee Percentage may be increased up to the maximum charge of 2.50%. You may reject a charge increase by providing notice to us in good order within 30 days following the Income Declaration Date, but you will forfeit the step-up and you will continue to pay fees based on the original Guaranteed Lifetime Withdrawal Rider Fee Percentage.
  If you choose to exercise a Rider Reset, which is available following the sixth (6th) Rider Anniversary and every Rider Anniversary thereafter subject to Issue Age restrictions, your new Income Advantage Rider will be subject to the terms that we are offering on the date that we receive your Rider Reset request in good order. Please note:
    Your Income Advantage Rider elections cannot be changed as part of a Rider Reset.
    Upon exercising a Rider Reset, the terms of the Guaranteed Lifetime Withdrawal Benefit, the optional step-up benefit (if originally elected), and the Additional Death Benefit (if originally elected) will be reset.
    You will not be eligible for a Rider Reset unless all applicable Issue Age restrictions are satisfied.
    We must receive your Rider Reset request in good order within thirty (30) days following a Rider Anniversary on which you are eligible for a Rider Reset.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
The following completes the “Are There Ongoing Fees and Expenses?” row under “Fees, Expenses, and Adjustments.”

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Ongoing Fees and Expenses?
Yes.
There is an implicit ongoing fee on the Index Account Options to the extent that your participation in Index gains is limited by either a Cap Rate, Participation Rate, or an Edge Rate or Edge+ Rate.  This means that your returns may be lower than the Index’s returns. In exchange for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year, depending on the Allocation Accounts and optional benefits you choose. Please refer to your Policy specification page for information about the specific fees you will pay each year based on the options you have elected.
FEE TABLE EXPENSES AND ADJUSTMENTS APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY
	Annual Fee	Minimum	Maximum
	Base Contract	0.00%[1]	3.25%[2,3]
	Optional benefits available for an additional charge (for a single optional benefit, elected)	0.50%[4]	1.45%[5]
  Reflects the base GLWB (no optional step-up benefit). Also reflects the current annual service charge ($0 or 0%).
  Reflects the annualized fee percentage if you invest in an Index Account Option with a Growth Opportunity Type designated as “Credit Advantage.” The annualized fee is 1.25% (as a percentage of Policy Value allocated to that Index Account Option on the first day of   either (i) a new Crediting Period or (ii) the remaining Crediting Period after exercise of Early-Re-Entry). The Credit Advantage Fee is assessed at the end of the Crediting Period after the Index Credit. However, a portion of the Credit Advantage Fee will be due if taking a partial withdrawal of the Index Account Value before the end of the Crediting Period. Furthermore, if taking a full withdrawal of the Index Account Value before the end of the Crediting Period or exercising Performance Lock, the entire Credit Advantage Fee becomes due. (For example, if you select a 6-year Crediting Period, the total Credit Advantage Fee for that Crediting Period would be 7.50% (i.e., 1.25% x 6). If you were to take a full withdrawal of the Index Account Option Value or exercise Performance Lock after 1 year, you would still pay the full 7.50%.)
  Reflects a 2.00% service charge. The maximum annual service charge is the lesser of $50 or 2.00% (as a percentage of your Policy Value as of your Policy Anniversary, before the deduction of any fees or charges).
  The fee for the optional GMDB rider (as a percentage of the GMDB Benefit Base), applicable to Issue Ages 71-80. There is no charge for the GMDB rider for Issue Ages 0-70.
  Reflects the Guaranteed Lifetime Withdrawal Rider Fee Percentage that we are currently charging for the GLWB’s optional step-up benefit (as a percentage of the Withdrawal Base or Policy Value, whichever is greater)
Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add surrender charges and negative Interim Value adjustments that substantially increase costs.

Lowest Annual Cost	Highest Annual Cost
$0	$4,038
Assumes:
  Investment of $100,000 in an Index Account Option
  5% annual appreciation
  No Credit Advantage
  No Step-up benefit for GLWB
  No optional benefits
  GMDB rider (Issue Age 0-70)
  No sales charges
  No additional premium payments, transfers, or withdrawals
  0% Interim Value adjustments for interim fee deductions

Assumes:
  Investment of $100,000 in an Index Account Option
  5% annual appreciation
  Credit Advantage
  Step-up benefit for GLWB
  Additional Death Benefit
  GMDB rider (Issue Age 71-80)
  No sales charges
  No additional premium payments, transfers, or withdrawals
  0% Interim Value adjustments for interim fee deductions

TERMS FOR THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Issue Ages
Minimum and maximum age of Annuitant (and Annuitant’s Spouse, for joint life) based on Attained Age as of the application date (or, for a Rider Reset, on the date that we receive the Rider Reset request).

Base GLWB		GLWB with Optional Step-Up Benefit
Single Life	Joint Life	Single Life	Joint Life
0-85	0-85	0-85	0-85
Minimum Benefit Age
The Income Declaration Date cannot be earlier than the Rider Anniversary after the Annuitant (or younger of the Annuitant or Annuitant’s spouse, for joint life) attains the Minimum Benefit Age.

Base GLWB		GLWB with Optional Step-Up Benefit
Single Life	Joint Life	Single Life	Joint Life
59	59	59	59
Guaranteed Lifetime Withdrawal Rider Fee Percentage
Used to calculate Guaranteed Lifetime Withdrawal Rider Fees if the optional step-up benefit is elected. As a percentage of the Withdrawal Base or Policy Value, whichever is greater.

GLWB with Optional Step-Up Benefit
Single Life	Joint Life
1.45%	1.55%

 Withdrawal Percentages
The applicable Withdrawal Percentage will be determined on the Income Declaration Date based on the Rider Year and the Attained Age of the Annuitant (or younger of the Annuitant or Annuitant’s spouse, for joint life) on the Income Declaration Date.

Attained Age on Income Declaration Date	Base GLWB (Single Life)
	Rider Year
	1	2	3	4	5	6	7	8	9	10	11+
0 - 58	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
59	3.90%	4.15%	4.35%	4.55%	4.70%	4.85%	5.00%	5.10%	5.20%	5.25%	5.30%
60	4.00%	4.25%	4.45%	4.65%	4.85%	5.00%	5.15%	5.25%	5.35%	5.45%	5.50%
61	4.10%	4.35%	4.60%	4.80%	5.00%	5.15%	5.30%	5.45%	5.55%	5.65%	5.70%
62	4.20%	4.45%	4.70%	4.90%	5.10%	5.30%	5.45%	5.60%	5.70%	5.80%	5.90%
63	4.30%	4.55%	4.80%	5.05%	5.25%	5.45%	5.60%	5.75%	5.90%	6.00%	6.10%
64	4.40%	4.70%	4.95%	5.20%	5.40%	5.60%	5.80%	5.95%	6.10%	6.20%	6.30%
65	4.50%	4.80%	5.05%	5.30%	5.55%	5.75%	5.95%	6.10%	6.25%	6.40%	6.50%
66	4.60%	4.90%	5.20%	5.45%	5.70%	5.90%	6.10%	6.30%	6.45%	6.60%	6.70%
67	4.70%	5.00%	5.30%	5.55%	5.80%	6.05%	6.25%	6.45%	6.60%	6.75%	6.90%
68	4.80%	5.10%	5.40%	5.70%	5.95%	6.20%	6.40%	6.60%	6.80%	6.95%	7.10%
69	4.90%	5.25%	5.55%	5.85%	6.10%	6.35%	6.60%	6.80%	7.00%	7.15%	7.30%
70	5.00%	5.35%	5.65%	5.95%	6.25%	6.50%	6.75%	6.95%	7.15%	7.35%	7.50%
71	5.10%	5.45%	5.80%	6.10%	6.40%	6.65%	6.90%	7.15%	7.35%	7.55%	7.70%
72	5.20%	5.55%	5.90%	6.20%	6.50%	6.80%	7.05%	7.30%	7.50%	7.70%	7.90%
73	5.30%	5.65%	6.00%	6.35%	6.65%	6.95%	7.20%	7.45%	7.70%	7.90%	8.10%
74	5.40%	5.80%	6.15%	6.50%	6.80%	7.10%	7.40%	7.65%	7.90%	8.10%	8.30%
75	5.50%	5.90%	6.25%	6.60%	6.95%	7.25%	7.55%	7.80%	8.05%	8.30%	8.50%
76	5.60%	6.00%	6.40%	6.75%	7.10%	7.40%	7.70%	8.00%	8.25%	8.50%	8.70%
77	5.70%	6.10%	6.50%	6.85%	7.20%	7.55%	7.85%	8.15%	8.40%	8.65%	8.90%
78	5.80%	6.20%	6.60%	7.00%	7.35%	7.70%	8.00%	8.30%	8.60%	8.85%	9.10%
79	5.90%	6.35%	6.75%	7.15%	7.50%	7.85%	8.20%	8.50%	8.80%	9.05%	9.30%
80	6.00%	6.45%	6.85%	7.25%	7.65%	8.00%	8.35%	8.65%	8.95%	9.25%	9.50%
81	6.10%	6.55%	7.00%	7.40%	7.80%	8.15%	8.50%	8.85%	9.15%	9.45%	9.70%
82	6.20%	6.65%	7.10%	7.50%	7.90%	8.30%	8.65%	9.00%	9.30%	9.60%	9.90%
83	6.30%	6.75%	7.20%	7.65%	8.05%	8.45%	8.80%	9.15%	9.50%	9.80%	10.10%
84	6.40%	6.90%	7.35%	7.80%	8.20%	8.60%	9.00%	9.35%	9.70%	10.00%	10.30%
85	6.50%	7.00%	7.45%	7.90%	8.35%	8.75%	9.15%	9.50%	9.85%	10.20%	10.50%
86	6.50%	7.10%	7.60%	8.05%	8.50%	8.90%	9.30%	9.70%	10.05%	10.40%	10.70%
87	6.50%	7.10%	7.70%	8.15%	8.60%	9.05%	9.45%	9.85%	10.20%	10.55%	10.90%
88	6.50%	7.10%	7.70%	8.30%	8.75%	9.20%	9.60%	10.00%	10.40%	10.75%	11.10%
89	6.50%	7.10%	7.70%	8.30%	8.90%	9.35%	9.80%	10.20%	10.60%	10.95%	11.30%
90	6.50%	7.10%	7.70%	8.30%	8.90%	9.50%	9.95%	10.35%	10.75%	11.15%	11.50%
91	6.50%	7.10%	7.70%	8.30%	8.90%	9.50%	10.10%	10.55%	10.95%	11.35%	11.70%
92	6.50%	7.10%	7.70%	8.30%	8.90%	9.50%	10.10%	10.70%	11.10%	11.50%	11.90%
93	6.50%	7.10%	7.70%	8.30%	8.90%	9.50%	10.10%	10.70%	11.30%	11.70%	12.10%
94	6.50%	7.10%	7.70%	8.30%	8.90%	9.50%	10.10%	10.70%	11.30%	11.90%	12.30%
95+	6.50%	7.10%	7.70%	8.30%	8.90%	9.50%	10.10%	10.70%	11.30%	11.90%	12.50%

Attained Age on Income Declaration Date	Base GLWB (Joint Life)
	Rider Year
	1	2	3	4	5	6	7	8	9	10	11+
0 - 58	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
59	3.40%	3.65%	3.85%	4.05%	4.20%	4.35%	4.50%	4.60%	4.70%	4.75%	4.80%
60	3.50%	3.75%	3.95%	4.15%	4.35%	4.50%	4.65%	4.75%	4.85%	4.95%	5.00%
61	3.60%	3.85%	4.10%	4.30%	4.50%	4.65%	4.80%	4.95%	5.05%	5.15%	5.20%
62	3.70%	3.95%	4.20%	4.40%	4.60%	4.80%	4.95%	5.10%	5.20%	5.30%	5.40%
63	3.80%	4.05%	4.30%	4.55%	4.75%	4.95%	5.10%	5.25%	5.40%	5.50%	5.60%
64	3.90%	4.20%	4.45%	4.70%	4.90%	5.10%	5.30%	5.45%	5.60%	5.70%	5.80%
65	4.00%	4.30%	4.55%	4.80%	5.05%	5.25%	5.45%	5.60%	5.75%	5.90%	6.00%
66	4.10%	4.40%	4.70%	4.95%	5.20%	5.40%	5.60%	5.80%	5.95%	6.10%	6.20%
67	4.20%	4.50%	4.80%	5.05%	5.30%	5.55%	5.75%	5.95%	6.10%	6.25%	6.40%
68	4.30%	4.60%	4.90%	5.20%	5.45%	5.70%	5.90%	6.10%	6.30%	6.45%	6.60%
69	4.40%	4.75%	5.05%	5.35%	5.60%	5.85%	6.10%	6.30%	6.50%	6.65%	6.80%
70	4.50%	4.85%	5.15%	5.45%	5.75%	6.00%	6.25%	6.45%	6.65%	6.85%	7.00%
71	4.60%	4.95%	5.30%	5.60%	5.90%	6.15%	6.40%	6.65%	6.85%	7.05%	7.20%
72	4.70%	5.05%	5.40%	5.70%	6.00%	6.30%	6.55%	6.80%	7.00%	7.20%	7.40%
73	4.80%	5.15%	5.50%	5.85%	6.15%	6.45%	6.70%	6.95%	7.20%	7.40%	7.60%
74	4.90%	5.30%	5.65%	6.00%	6.30%	6.60%	6.90%	7.15%	7.40%	7.60%	7.80%
75	5.00%	5.40%	5.75%	6.10%	6.45%	6.75%	7.05%	7.30%	7.55%	7.80%	8.00%
76	5.10%	5.50%	5.90%	6.25%	6.60%	6.90%	7.20%	7.50%	7.75%	8.00%	8.20%
77	5.20%	5.60%	6.00%	6.35%	6.70%	7.05%	7.35%	7.65%	7.90%	8.15%	8.40%
78	5.30%	5.70%	6.10%	6.50%	6.85%	7.20%	7.50%	7.80%	8.10%	8.35%	8.60%
79	5.40%	5.85%	6.25%	6.65%	7.00%	7.35%	7.70%	8.00%	8.30%	8.55%	8.80%
80	5.50%	5.95%	6.35%	6.75%	7.15%	7.50%	7.85%	8.15%	8.45%	8.75%	9.00%
81	5.60%	6.05%	6.50%	6.90%	7.30%	7.65%	8.00%	8.35%	8.65%	8.95%	9.20%
82	5.70%	6.15%	6.60%	7.00%	7.40%	7.80%	8.15%	8.50%	8.80%	9.10%	9.40%
83	5.80%	6.25%	6.70%	7.15%	7.55%	7.95%	8.30%	8.65%	9.00%	9.30%	9.60%
84	5.90%	6.40%	6.85%	7.30%	7.70%	8.10%	8.50%	8.85%	9.20%	9.50%	9.80%
85	6.00%	6.50%	6.95%	7.40%	7.85%	8.25%	8.65%	9.00%	9.35%	9.70%	10.00%
86	6.00%	6.60%	7.10%	7.55%	8.00%	8.40%	8.80%	9.20%	9.55%	9.90%	10.20%
87	6.00%	6.60%	7.20%	7.65%	8.10%	8.55%	8.95%	9.35%	9.70%	10.05%	10.40%
88	6.00%	6.60%	7.20%	7.80%	8.25%	8.70%	9.10%	9.50%	9.90%	10.25%	10.60%
89	6.00%	6.60%	7.20%	7.80%	8.40%	8.85%	9.30%	9.70%	10.10%	10.45%	10.80%
90	6.00%	6.60%	7.20%	7.80%	8.40%	9.00%	9.45%	9.85%	10.25%	10.65%	11.00%
91	6.00%	6.60%	7.20%	7.80%	8.40%	9.00%	9.60%	10.05%	10.45%	10.85%	11.20%
92	6.00%	6.60%	7.20%	7.80%	8.40%	9.00%	9.60%	10.20%	10.60%	11.00%	11.40%
93	6.00%	6.60%	7.20%	7.80%	8.40%	9.00%	9.60%	10.20%	10.80%	11.20%	11.60%
94	6.00%	6.60%	7.20%	7.80%	8.40%	9.00%	9.60%	10.20%	10.80%	11.40%	11.80%
95+	6.00%	6.60%	7.20%	7.80%	8.40%	9.00%	9.60%	10.20%	10.80%	11.40%	12.00%

Attained Age on Income Declaration Date	GLWB with Optional Step-Up Benefit (Single Life)
	Rider Year
	1	2	3	4	5	6	7	8	9	10	11+
0 - 58	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
59	5.70%	5.95%	6.15%	6.35%	6.50%	6.65%	6.80%	6.90%	7.00%	7.05%	7.10%
60	5.80%	6.05%	6.25%	6.45%	6.65%	6.80%	6.95%	7.05%	7.15%	7.25%	7.30%
61	5.90%	6.15%	6.40%	6.60%	6.80%	6.95%	7.10%	7.25%	7.35%	7.45%	7.50%
62	6.00%	6.25%	6.50%	6.70%	6.90%	7.10%	7.25%	7.40%	7.50%	7.60%	7.70%
63	6.10%	6.35%	6.60%	6.85%	7.05%	7.25%	7.40%	7.55%	7.70%	7.80%	7.90%
64	6.20%	6.50%	6.75%	7.00%	7.20%	7.40%	7.60%	7.75%	7.90%	8.00%	8.10%
65	6.30%	6.60%	6.85%	7.10%	7.35%	7.55%	7.75%	7.90%	8.05%	8.20%	8.30%
66	6.40%	6.70%	7.00%	7.25%	7.50%	7.70%	7.90%	8.10%	8.25%	8.40%	8.50%
67	6.50%	6.80%	7.10%	7.35%	7.60%	7.85%	8.05%	8.25%	8.40%	8.55%	8.70%
68	6.60%	6.90%	7.20%	7.50%	7.75%	8.00%	8.20%	8.40%	8.60%	8.75%	8.90%
69	6.70%	7.05%	7.35%	7.65%	7.90%	8.15%	8.40%	8.60%	8.80%	8.95%	9.10%
70	6.80%	7.15%	7.45%	7.75%	8.05%	8.30%	8.55%	8.75%	8.95%	9.15%	9.30%
71	6.90%	7.25%	7.60%	7.90%	8.20%	8.45%	8.70%	8.95%	9.15%	9.35%	9.50%
72	7.00%	7.35%	7.70%	8.00%	8.30%	8.60%	8.85%	9.10%	9.30%	9.50%	9.70%
73	7.10%	7.45%	7.80%	8.15%	8.45%	8.75%	9.00%	9.25%	9.50%	9.70%	9.90%
74	7.20%	7.60%	7.95%	8.30%	8.60%	8.90%	9.20%	9.45%	9.70%	9.90%	10.10%
75	7.30%	7.70%	8.05%	8.40%	8.75%	9.05%	9.35%	9.60%	9.85%	10.10%	10.30%
76	7.40%	7.80%	8.20%	8.55%	8.90%	9.20%	9.50%	9.80%	10.05%	10.30%	10.50%
77	7.50%	7.90%	8.30%	8.65%	9.00%	9.35%	9.65%	9.95%	10.20%	10.45%	10.70%
78	7.60%	8.00%	8.40%	8.80%	9.15%	9.50%	9.80%	10.10%	10.40%	10.65%	10.90%
79	7.70%	8.15%	8.55%	8.95%	9.30%	9.65%	10.00%	10.30%	10.60%	10.85%	11.10%
80	7.80%	8.25%	8.65%	9.05%	9.45%	9.80%	10.15%	10.45%	10.75%	11.05%	11.30%
81	7.90%	8.35%	8.80%	9.20%	9.60%	9.95%	10.30%	10.65%	10.95%	11.25%	11.50%
82	8.00%	8.45%	8.90%	9.30%	9.70%	10.10%	10.45%	10.80%	11.10%	11.40%	11.70%
83	8.10%	8.55%	9.00%	9.45%	9.85%	10.25%	10.60%	10.95%	11.30%	11.60%	11.90%
84	8.20%	8.70%	9.15%	9.60%	10.00%	10.40%	10.80%	11.15%	11.50%	11.80%	12.10%
85	8.30%	8.80%	9.25%	9.70%	10.15%	10.55%	10.95%	11.30%	11.65%	12.00%	12.30%
86	8.30%	8.90%	9.40%	9.85%	10.30%	10.70%	11.10%	11.50%	11.85%	12.20%	12.50%
87	8.30%	8.90%	9.50%	9.95%	10.40%	10.85%	11.25%	11.65%	12.00%	12.35%	12.70%
88	8.30%	8.90%	9.50%	10.10%	10.55%	11.00%	11.40%	11.80%	12.20%	12.55%	12.90%
89	8.30%	8.90%	9.50%	10.10%	10.70%	11.15%	11.60%	12.00%	12.40%	12.75%	13.10%
90	8.30%	8.90%	9.50%	10.10%	10.70%	11.30%	11.75%	12.15%	12.55%	12.95%	13.30%
91	8.30%	8.90%	9.50%	10.10%	10.70%	11.30%	11.90%	12.35%	12.75%	13.15%	13.50%
92	8.30%	8.90%	9.50%	10.10%	10.70%	11.30%	11.90%	12.50%	12.90%	13.30%	13.70%
93	8.30%	8.90%	9.50%	10.10%	10.70%	11.30%	11.90%	12.50%	13.10%	13.50%	13.90%
94	8.30%	8.90%	9.50%	10.10%	10.70%	11.30%	11.90%	12.50%	13.10%	13.70%	14.10%
95+	8.30%	8.90%	9.50%	10.10%	10.70%	11.30%	11.90%	12.50%	13.10%	13.70%	14.30%

Attained Age on Income Declaration Date	GLWB with Optional Step-Up Benefit (Joint Life)
	Rider Year
	1	2	3	4	5	6	7	8	9	10	11+
0 - 58	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
59	5.20%	5.45%	5.65%	5.85%	6.00%	6.15%	6.30%	6.40%	6.50%	6.55%	6.60%
60	5.30%	5.55%	5.75%	5.95%	6.15%	6.30%	6.45%	6.55%	6.65%	6.75%	6.80%
61	5.40%	5.65%	5.90%	6.10%	6.30%	6.45%	6.60%	6.75%	6.85%	6.95%	7.00%
62	5.50%	5.75%	6.00%	6.20%	6.40%	6.60%	6.75%	6.90%	7.00%	7.10%	7.20%
63	5.60%	5.85%	6.10%	6.35%	6.55%	6.75%	6.90%	7.05%	7.20%	7.30%	7.40%
64	5.70%	6.00%	6.25%	6.50%	6.70%	6.90%	7.10%	7.25%	7.40%	7.50%	7.60%
65	5.80%	6.10%	6.35%	6.60%	6.85%	7.05%	7.25%	7.40%	7.55%	7.70%	7.80%
66	5.90%	6.20%	6.50%	6.75%	7.00%	7.20%	7.40%	7.60%	7.75%	7.90%	8.00%
67	6.00%	6.30%	6.60%	6.85%	7.10%	7.35%	7.55%	7.75%	7.90%	8.05%	8.20%
68	6.10%	6.40%	6.70%	7.00%	7.25%	7.50%	7.70%	7.90%	8.10%	8.25%	8.40%
69	6.20%	6.55%	6.85%	7.15%	7.40%	7.65%	7.90%	8.10%	8.30%	8.45%	8.60%
70	6.30%	6.65%	6.95%	7.25%	7.55%	7.80%	8.05%	8.25%	8.45%	8.65%	8.80%
71	6.40%	6.75%	7.10%	7.40%	7.70%	7.95%	8.20%	8.45%	8.65%	8.85%	9.00%
72	6.50%	6.85%	7.20%	7.50%	7.80%	8.10%	8.35%	8.60%	8.80%	9.00%	9.20%
73	6.60%	6.95%	7.30%	7.65%	7.95%	8.25%	8.50%	8.75%	9.00%	9.20%	9.40%
74	6.70%	7.10%	7.45%	7.80%	8.10%	8.40%	8.70%	8.95%	9.20%	9.40%	9.60%
75	6.80%	7.20%	7.55%	7.90%	8.25%	8.55%	8.85%	9.10%	9.35%	9.60%	9.80%
76	6.90%	7.30%	7.70%	8.05%	8.40%	8.70%	9.00%	9.30%	9.55%	9.80%	10.00%
77	7.00%	7.40%	7.80%	8.15%	8.50%	8.85%	9.15%	9.45%	9.70%	9.95%	10.20%
78	7.10%	7.50%	7.90%	8.30%	8.65%	9.00%	9.30%	9.60%	9.90%	10.15%	10.40%
79	7.20%	7.65%	8.05%	8.45%	8.80%	9.15%	9.50%	9.80%	10.10%	10.35%	10.60%
80	7.30%	7.75%	8.15%	8.55%	8.95%	9.30%	9.65%	9.95%	10.25%	10.55%	10.80%
81	7.40%	7.85%	8.30%	8.70%	9.10%	9.45%	9.80%	10.15%	10.45%	10.75%	11.00%
82	7.50%	7.95%	8.40%	8.80%	9.20%	9.60%	9.95%	10.30%	10.60%	10.90%	11.20%
83	7.60%	8.05%	8.50%	8.95%	9.35%	9.75%	10.10%	10.45%	10.80%	11.10%	11.40%
84	7.70%	8.20%	8.65%	9.10%	9.50%	9.90%	10.30%	10.65%	11.00%	11.30%	11.60%
85	7.80%	8.30%	8.75%	9.20%	9.65%	10.05%	10.45%	10.80%	11.15%	11.50%	11.80%
86	7.80%	8.40%	8.90%	9.35%	9.80%	10.20%	10.60%	11.00%	11.35%	11.70%	12.00%
87	7.80%	8.40%	9.00%	9.45%	9.90%	10.35%	10.75%	11.15%	11.50%	11.85%	12.20%
88	7.80%	8.40%	9.00%	9.60%	10.05%	10.50%	10.90%	11.30%	11.70%	12.05%	12.40%
89	7.80%	8.40%	9.00%	9.60%	10.20%	10.65%	11.10%	11.50%	11.90%	12.25%	12.60%
90	7.80%	8.40%	9.00%	9.60%	10.20%	10.80%	11.25%	11.65%	12.05%	12.45%	12.80%
91	7.80%	8.40%	9.00%	9.60%	10.20%	10.80%	11.40%	11.85%	12.25%	12.65%	13.00%
92	7.80%	8.40%	9.00%	9.60%	10.20%	10.80%	11.40%	12.00%	12.40%	12.80%	13.20%
93	7.80%	8.40%	9.00%	9.60%	10.20%	10.80%	11.40%	12.00%	12.60%	13.00%	13.40%
94	7.80%	8.40%	9.00%	9.60%	10.20%	10.80%	11.40%	12.00%	12.60%	13.20%	13.60%
95+	7.80%	8.40%	9.00%	9.60%	10.20%	10.80%	11.40%	12.00%	12.60%	13.20%	13.80%

TERMS FOR THE ADDITIONAL DEATH BENEFIT
Issue Ages
Minimum and maximum age of Annuitant based on Attained Age as of the application date (or, for a Rider Reset, on the date that we receive the Rider Reset request).
0-75
Additional Death Benefit Fee Percentages
Used to calculate the additional charges for the Additional Death Benefit. Based on Issue Age of Annuitant as of the Policy application date (or, for a Rider Reset, on the date that we receive the Rider Reset request).
Annuitant Issue Age	Additional Death Benefit Fee (as a percentage of Policy Value)
0-75	0.35%
Additional Death Benefit Factor
Percentage of Additional Death Benefit earnings that will become payable as an additional death benefit if the Annuitant dies during the accumulation phase. Based on Issue Age of Annuitant as of the Policy application date (or, for a Rider Reset, on the date that we receive the Rider Reset request).
Annuitant Issue Age	Death Benefit Factor (as a percentage of Additional Death Benefit earnings)
0-65	40%
66-75	20%

This supplement must be accompanied or preceded by the current Prospectus or Initial Summary Prospectus.
Please read this supplement carefully and retain it for future reference.